Bank Loans	12 Months Ended
Mar. 31, 2026
Bank Loans [Abstract]
BANK LOANS

NOTE 11 — BANK LOANS

Bank loans consist of the following:

Provider	Loan period	Interest rate	March 31, 2026	March 31, 2025
Bank of Communications*	May 30, 2024 to May 30, 2025	4.13%	$—	$281,120
Ping’an Bank**	February 7, 2025 to February 6, 2026	4.50%	—	413,411
Industrial Bank*	November 13, 2024 to November 13, 2025	3.80%	—	358,290
China Resources Bank of Zhuhai Co., Ltd*	October 22, 2024 to October 22, 2025	4.26%	—	292,144
Bank of China*	December 6, 2024 to December 5, 2025	3.55%	—	168,038
Bank of China*	December 24, 2024 to December 23, 2025	3.55%	—	82,765
Shanghai Pudong Development Bank***	December 13, 2024 to December 13, 2025	3.20%	—	401,007
Bank of Communications**	May 21, 2025 to May 21, 2026	4.13%	295,738	—
Bank of Communications*	January 31, 2026 to January 30, 2027	3.60%	434,909	—
Industrial and Commercial Bank of China*	April 29, 2025 to April 30, 2026	3.40%	205,857	—
Industrial and Commercial Bank of China*	November 11, 2025 to November 11, 2026	3.50%	663,961	—
Bank of Shanghai*	June 27, 2025 to June 13, 2026	3.50%	369,672	—
Bank of Shanghai*	March 3, 2026 to February 4, 2027	3.50%	579,878	—
Shanghai Pudong Development Bank*	February 3, 2026 to February 3, 2027	3.05%	869,817	—
Agricultural Bank of China*	November 17, 2025 to November 16, 2026	2.50%	1,449,695	—
China Construction Bank**	November 14, 2025 to November 14, 2026	2.75%	724,848	—
China Everbright Bank*	March 11, 2026 to March 10, 2027	3.40%	724,848	—
Short-term bank loans			$6,319,223	$1,996,775

Shenzhen Qianhai WeBank Company Limited*	April 1, 2024 to March 16, 2026	13.77%	$28,994	$47,247
Current portion of long-term bank loans			$28,994	$47,247

China Construction Bank*	June 14, 2023 to June 14, 2026	4.05%	$—	$287,872
Bank of China*	November 20, 2025 to November 20, 2027	3.20%	681,357	—
Non-current portion of long-term bank loans			$681,357	$287,872

The weighted average interest rate for the short-term bank loans for the years ended March 31, 2026, 2025 and 2024 was approximately 3.14%, 3.96% and 4.33%, respectively. The weighted average interest rate for the long-term bank loans for the years ended March 31, 2026, 2025 and 2024 was approximately 3.63%, 5.42% and 4.05%, respectively. All the bank loans were denominated in RMB.

*	The loans were guaranteed by a shareholder.
**	The loan was unsecured.
***	The loan was guaranteed by a shareholder and a related party.